Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 17,460	$ 17,890
Short-term bank deposits		4,000
Marketable securities	$ 8,599	15,167
Accounts receivable:
Trade (net of provision for doubtful accounts of US$ 20 thousands as of June 30, 2015 and December 31, 2014)	15,597	18,831
Other	1,944	1,632
Inventories	31,001	25,449
Deferred tax assets	660	567
Total current assets	75,261	83,536
Marketable securities	29,387	20,358
Assets held for employees' severance benefits	1,513	1,425
Deferred tax assets	471	346
Property, plant and equipment ("PPE"), net	3,957	2,458
Intangible assets, net	1,705	2,071
Goodwill	12,242	12,242
Total assets	124,536	122,436
Current liabilities
Trade accounts payable	9,106	8,236
Other accounts payable and accrued expenses	7,289	5,783
Contingent consideration	5,132	4,728
Deferred tax liabilities	191	259
Total current liabilities	21,718	19,006
Long-term liability
Liability for employees' severance benefits	2,518	2,414
Deferred tax liabilities	211	284
Total liabilities	24,447	21,704
Shareholders' equity
Ordinary shares and additional paid-in capital	42,856	41,266
Treasury shares	(38)	(38)
Retained earnings	57,271	59,504
Total shareholders' equity	100,089	100,732
Total liabilities and shareholders' equity	$ 124,536	$ 122,436